Share-based compensation - Narrative (Details) $ / shares in Units, $ in Thousands		3 Months Ended		9 Months Ended
	Mar. 22, 2021 shares	Sep. 30, 2021 USD ($) shares $ / shares	Sep. 30, 2020 USD ($)	Sep. 30, 2021 USD ($) shares $ / shares	Sep. 30, 2020 USD ($)	Mar. 29, 2021 shares	Dec. 31, 2020 shares	Nov. 30, 2019 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense recognized | $		$ 14,798	$ 10,988	$ 47,016	$ 22,169
Share-based compensation expense | $		$ 14,798	10,988	$ 47,016	22,169
Contractual term				10 years
Shares vested (in shares)				49,995
Number of share options outstanding in share-based payment arrangement (in shares)		6,342,779		6,342,779			4,276,973
Share Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period				3 years
Contractual term				10 years
Number of instruments granted in share-based payment arrangement	1,592,651
Weighted-average grant-date fair value (in dollars per share) | $ / shares		$ 20.53
Awards vested and exercisable (in shares)		1,641,045		1,641,045
Weighted average strike price, vested and exercisable (in dollars per share) | $ / shares				$ 24.44
Weighted average remaining life, vested and exercisable				8 years 6 months 10 days
Share Options | Tranche One
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage				25.00%
Share Options | Tranche Two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage				25.00%
Share Options | Tranche Three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage				25.00%
Share Options | Tranche Four
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage				25.00%
Restricted Share Units (RSU)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period				3 years
Number of instruments granted in share-based payment arrangement	377,255
Incentive Plan 2014
Disclosure of terms and conditions of share-based payment arrangement [line items]
Strike price (in USD per share) | $ / shares				$ 19.00
Vesting period				4 years
Share-Based Payment Arrangement, Shares Transferred To Participants				356,144
2019 Equity Incentive Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense recognized | $			$ 10,988		$ 19,734
Strike price (in USD per share) | $ / shares				$ 19.00
Vesting period				3 years
Number of shares reserved for issue under options and contracts for sale of shares		6,736,308		6,736,308		6,000,000		13,820,000
Share-based compensation expense | $				$ 82,514
Share-Based Payment Arrangement, Shares Issued, Tax Withheld | $				5,343
2019 Equity Incentive Plan | Restricted Stock Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense recognized | $				$ 2,693